Schedule of Investments (unaudited)
January 31, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.5%
Sydney Airport Finance Co. Pty Ltd., 1.75%, 04/26/28(a)	EUR100	$116,410
Austria — 0.3%
Wienerberger AG, 4.88%, 10/04/28(a)	EUR50	62,202
Belgium — 0.9%
Anheuser-Busch InBev SA
1.50%, 04/18/30(a)	EUR60	67,864
3.45%, 09/22/31(a)	EUR100	121,029
		188,893
Canada — 2.7%
Bank of Montreal, 3.75%, 07/10/30, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR100	121,759
Canadian Imperial Bank of Commerce, 3.25%, 07/16/31, (3-mo. EURIBOR + 1.12%)(a)(b)	EUR100	118,869
Fairfax Financial Holdings Ltd., 2.75%, 03/29/28(a)	EUR100	118,081
Royal Bank of Canada, 3.13%, 09/27/31, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR100	118,963
Toronto-Dominion Bank (The), 2.55%, 08/03/27(a)	EUR100	118,684
		596,356
China — 0.5%
Prosus NV, 1.29%, 07/13/29(a)	EUR100	111,191
Czech Republic — 1.1%
EP Infrastructure AS, 2.05%, 10/09/28(a)	EUR100	115,109
EPH Financing International AS, 6.65%, 11/13/28(a)	EUR100	127,595
		242,704
Denmark — 2.2%
Danske Bank A/S, 3.88%, 01/09/32, (1-year EUR Swap + 1.42%)(a)(b)	EUR100	122,306
DSV Finance BV, 3.25%, 11/06/30(a)	EUR100	119,736
Nykredit Realkredit A/S, 3.88%, 07/05/27(a)	EUR100	120,792
TDC Net AS, 5.19%, 08/02/29(a)	EUR100	125,546
		488,380
Finland — 1.0%
Nordea Bank Abp, 0.50%, 05/14/27(a)	EUR100	115,816
OP Corporate Bank PLC, 0.10%, 11/16/27(a)	EUR100	113,845
		229,661
France — 18.7%
Abertis France SAS, 3.38%, 04/21/29(a)	EUR100	120,238
Altarea SCA, 1.75%, 01/16/30(a)	EUR100	110,422
Arkema SA, 3.50%, 01/23/31(a)	EUR100	120,439
AXA SA, 1.88%, 07/10/42, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR100	106,979
Ayvens SA, 4.00%, 01/24/31(a)	EUR100	123,550
Banque Federative du Credit Mutuel SA
1.25%, 05/26/27(a)	EUR100	116,862
1.88%, 06/18/29(a)	EUR100	114,129
4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR100	120,578
BNP Paribas SA
2.75%, 07/25/28, (3-mo. EURIBOR + 1.37%)(a)(b)	EUR100	118,849
4.13%, 05/24/33(a)	EUR100	124,424
4.20%, 07/16/35, (5-year EURIBOR ICE Swap + 1.80%)(a)(b)	EUR100	121,442
Bouygues SA, 4.63%, 06/07/32(a)	EUR100	127,431
BPCE SA
1.75%, 02/02/34, (5-year EUR Swap + 1.57%)(a)(b)	EUR100	113,585
4.00%, 01/20/34, (3-mo. EURIBOR + 1.47%)(a)(b)	EUR100	120,952
Capgemini SE, 1.13%, 06/23/30(a)	EUR100	109,375
Security	Par (000)	Value
France (continued)
Carrefour SA, 2.38%, 10/30/29(a)	EUR100	$116,655
Cie de Saint-Gobain SA, 3.88%, 11/29/30(a)	EUR100	123,248
Credit Agricole Assurances SA, 1.50%, 10/06/31(a)	EUR100	107,236
Credit Agricole SA, 4.13%, 02/26/36(a)	EUR100	121,705
Credit Mutuel Arkea SA, 3.31%, 05/06/32(a)	EUR100	118,588
Danone SA, 3.20%, 09/12/31(a)	EUR100	118,968
Engie SA, 1.25%, 10/24/41(a)	EUR100	77,379
EssilorLuxottica SA, 2.88%, 03/05/29(a)	EUR100	119,464
Gecina SA, 1.38%, 01/26/28(a)	EUR100	116,126
LVMH Moet Hennessy Louis Vuitton SE, 3.00%, 03/07/32(a)	EUR100	118,474
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 0.63%, 06/21/27(a)	EUR100	115,072
Orange SA, 1.38%, 09/04/49(a)	EUR100	69,574
Pernod Ricard SA, 0.88%, 10/24/31(a)	EUR100	104,551
PSA Tresorerie GIE, 6.00%, 09/19/33	EUR60	81,312
RCI Banque SA, 3.38%, 07/26/29(a)	EUR80	96,122
Societe Generale SA
3.38%, 05/14/30, (3-mo. EURIBOR + 1.37%)(a)(b)	EUR100	119,740
5.25%, 09/06/32, (5-year EUR Swap + 3.10%)(a)(b)	EUR100	123,161
Suez SACA, 4.63%, 11/03/28(a)	EUR100	123,855
TotalEnergies Capital International SA, 0.95%, 05/18/31(a)	EUR100	106,681
TotalEnergies SE, 4.50%, , (5-year EUR Swap + 2.40%)(a)(b)	EUR100	120,186
Unibail-Rodamco-Westfield SE, 1.38%, 12/04/31(a)	EUR100	105,299
Veolia Environnement SA, 6.13%, 11/25/33	EUR50	69,710
		4,142,361
Germany — 11.0%
Allianz SE, 2.12%, 07/08/50(a)(b)	EUR100	112,667
Amprion GmbH, 3.88%, 09/07/28(a)	EUR100	121,832
Aroundtown SA, 1.63%, 01/31/28(a)	EUR100	115,706
BASF SE, 1.63%, 11/15/37(a)	EUR70	66,077
Bayer AG, 4.63%, 05/26/33(a)	EUR50	63,584
BMW Finance NV, 3.25%, 05/20/31(a)	EUR80	95,946
Commerzbank AG, 3.88%, 09/02/36, (3-mo. EURIBOR + 1.27%)(a)(b)	EUR100	118,672
Deutsche Bank AG, 1.75%, 11/19/30, (3-mo. EURIBOR + 2.05%)(a)(b)	EUR100	112,680
Deutsche Lufthansa AG, 3.63%, 09/03/28(a)	EUR50	60,812
Deutsche Pfandbriefbank AG, 3.25%, 09/01/28(a)	EUR60	71,176
Deutsche Post AG, 3.50%, 03/25/36(a)	EUR50	59,385
Deutsche Telekom AG, 1.75%, 12/09/49(a)	EUR50	37,087
E.ON SE, 4.13%, 03/25/44(a)	EUR70	82,901
Eurogrid GmbH, 0.74%, 04/21/33(a)	EUR100	98,207
Evonik Industries AG, 3.25%, 01/15/30(a)	EUR25	30,172
Grenke Finance PLC, 5.25%, 04/08/30(a)	EUR50	62,842
Hamburg Commercial Bank AG, 3.50%, 03/17/28(a)	EUR80	96,279
Mercedes-Benz Group AG
1.50%, 07/03/29(a)	EUR50	57,122
2.00%, 02/27/31(a)	EUR60	68,100
Mercedes-Benz International Finance BV, 3.25%, 11/15/30(a)	EUR50	60,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25%, 05/26/41, (3-mo. EURIBOR + 0.68%)(a)(b)	EUR100	107,280
Sartorius Finance BV, 4.50%, 09/14/32(a)	EUR100	124,532
Siemens Financieringsmaatschappij NV, 3.50%, 02/24/36(a)	EUR100	118,873
Symrise AG, 3.25%, 09/24/32(a)	EUR50	59,083
Traton Finance Luxembourg SA, 2.88%, 08/26/28(a)	EUR100	118,658
Volkswagen Financial Services AG, 0.88%, 01/31/28(a)	EUR60	68,682

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Volkswagen International Finance NV, 3.88%, (9-year EUR Swap + 3.95%)(a)(b)	EUR100	$118,033
Volkswagen Leasing GmbH, 4.75%, 09/25/31(a)	EUR25	31,789
Vonovia SE, 1.00%, 06/16/33(a)	EUR100	98,012
		2,436,342
Hong Kong — 0.5%
AIA Group Ltd., 0.88%, 09/09/33, (5-year EUR Swap + 1.10%)(a)(b)	EUR100	112,774
Ireland — 1.1%
AIB Group PLC, 5.75%, 02/16/29, (1-year EUR Swap + 2.85%)(a)(b)	EUR100	125,615
Dell Bank International DAC, 4.50%, 10/18/27(a)	EUR100	121,903
		247,518
Italy — 5.5%
Assicurazioni Generali SpA, 2.43%, 07/14/31(a)	EUR100	113,392
Autostrade per l'Italia SpA, 2.25%, 01/25/32(a)	EUR100	110,885
Banco BPM SpA, 4.63%, 11/29/27(a)	EUR100	122,830
Enel SpA, Series 6.5Y, 1.38%, (5-year EUR Swap + 1.71%)(a)(b)	EUR100	115,424
Eni SpA, 0.63%, 01/23/30(a)	EUR100	108,733
Intesa Sanpaolo SpA, 0.75%, 03/16/28(a)	EUR100	114,332
Italgas SpA, 0.00%, 02/16/28(a)	EUR100	112,615
Mediobanca Banca di Credito Finanziario SpA, 3.00%, 01/15/31, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR100	118,269
Snam SpA, 3.25%, 07/01/32(a)	EUR100	118,205
UniCredit SpA, 3.88%, 06/11/28, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR150	180,888
		1,215,573
Japan — 0.9%
East Japan Railway Co., 0.77%, 09/15/34(a)	EUR100	95,477
Mizuho Financial Group, Inc., 0.84%, 04/12/33(a)	EUR100	99,993
		195,470
Luxembourg — 2.0%
CBRE Open-Ended Funds SCA SICAV-SIF, 0.90%, 10/12/29(a)	EUR100	109,425
Eurofins Scientific SE, 0.88%, 05/19/31(a)	EUR100	104,993
JAB Holdings BV, Series 11Y, 2.50%, 06/25/29(a)	EUR100	117,105
Prologis International Funding II SA, 3.13%, 06/01/31(a)	EUR100	117,953
		449,476
Netherlands — 6.9%
ABN AMRO Bank NV, 4.25%, 02/21/30(a)	EUR100	124,303
Akzo Nobel NV, 1.63%, 04/14/30(a)	EUR100	112,389
BMW International Investment BV, 3.25%, 11/17/28(a)	EUR50	60,295
Brenntag Finance BV, 3.75%, 04/24/28(a)	EUR100	121,097
Enel Finance International NV, 3.50%, 02/24/36(a)	EUR100	115,863
Heineken NV, 3.51%, 05/03/34(a)	EUR100	118,259
ING Groep NV
3.75%, 09/03/35, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR100	119,629
4.25%, 08/26/35, (5-year EUR Swap + 1.78%)(a)(b)	EUR100	121,841
Mondelez International Holdings Netherlands BV, 0.63%, 09/09/32(a)	EUR100	99,979
Novo Nordisk Finance Netherlands BV, 3.13%, 01/21/29(a)	EUR100	120,561
Randstad NV, 3.61%, 03/12/29(a)	EUR100	120,720
Telefonica Europe BV, 5.88%, 02/14/33(a)	EUR50	68,183
Unilever Finance Netherlands BV, 1.75%, 11/16/28(a)	EUR100	116,373
Vestas Wind Systems Finance BV, 1.50%, 06/15/29(a)	EUR100	113,626
		1,533,118
Norway — 0.5%
Aker BP ASA, 4.00%, 05/29/32(a)	EUR100	120,722
Security	Par (000)	Value
Portugal — 0.6%
EDP Servicios Financieros Espana SA, 4.38%, 04/04/32(a)	EUR100	$125,530
Spain — 5.4%
Abertis Infraestructuras SA, 4.13%, 08/07/29(a)	EUR100	123,179
Banco Bilbao Vizcaya Argentaria SA
3.13%, 07/15/30(a)	EUR100	119,292
5.75%, 09/15/33, (5-year EURIBOR ICE Swap + 2.80%)(a)(b)	EUR100	125,799
Banco de Sabadell SA, 4.00%, 01/15/30, (1-year EUR Swap + 1.60%)(a)(b)	EUR100	122,546
Banco Santander SA
3.50%, 02/17/35(a)	EUR100	117,664
3.88%, 01/16/28(a)	EUR100	121,787
CaixaBank SA, 3.38%, 06/26/35(a)	EUR100	117,538
Iberdrola International BV, Series NC8, 2.25%, (5-year EUR Swap + 2.57%)(a)(b)	EUR100	114,475
Repsol Europe Finance Sarl, 0.38%, 07/06/29(a)	EUR100	109,496
Telefonica Emisiones SA, 3.70%, 01/24/32(a)	EUR100	120,736
		1,192,512
Sweden — 3.7%
EQT AB, 0.88%, 05/14/31(a)	EUR100	104,736
Heimstaden Bostad AB, 3.88%, 11/05/29(a)	EUR100	120,372
Sagax Euro Mtn NL BV, 1.00%, 05/17/29(a)	EUR100	110,686
Sandvik AB, 0.38%, 11/25/28(a)	EUR100	111,547
Skandinaviska Enskilda Banken AB, 4.38%, 11/06/28(a)	EUR100	123,952
Svenska Handelsbanken AB, 3.63%, 11/04/36, (5-year EURIBOR ICE Swap + 1.40%)(a)(b)	EUR100	118,785
Volvo Treasury AB, 3.63%, 05/25/27(a)	EUR100	120,052
		810,130
Switzerland — 1.0%
Holcim Finance Luxembourg SA, 0.63%, 01/19/33(a)	EUR100	98,276
UBS Group AG, 2.88%, 04/02/32, (1-year EUR Swap + 1.95%)(a)(b)	EUR100	116,450
		214,726
United Kingdom — 9.2%
Barclays PLC, 4.51%, 01/31/33, (1-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR100	125,155
BAT Netherlands Finance BV, 5.38%, 02/16/31(a)	EUR110	142,646
BP Capital Markets PLC, 2.82%, 04/07/32(a)	EUR100	115,809
British Telecommunications PLC, 2.13%, 09/26/28(a)	EUR100	117,138
Compass Group PLC, 3.25%, 09/16/33(a)	EUR100	117,531
Diageo Finance PLC, 3.13%, 02/28/31(a)	EUR100	118,884
HSBC Holdings PLC
3.83%, 09/25/35, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR100	119,969
4.75%, 03/10/28, (3-mo. EURIBOR + 1.29%)(a)(b)	EUR100	121,457
Imperial Brands Finance Netherlands BV, 5.25%, 02/15/31(a)	EUR100	128,205
Lloyds Banking Group PLC, 4.50%, 01/11/29, (1-year EUR Swap + 1.60%)(a)(b)	EUR100	122,784
London Stock Exchange Group PLC, 1.75%, 12/06/27(a)	EUR100	117,113
National Grid PLC, 3.25%, 03/30/34(a)	EUR100	115,368
Nationwide Building Society, 3.13%, 08/18/32(a)	EUR100	117,392
NatWest Group PLC, 3.24%, 05/13/30, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR100	119,709
SSE PLC, 1.38%, 09/04/27(a)	EUR100	116,541
Standard Chartered PLC, 0.80%, 11/17/29, (1-year EUR Swap + 0.85%)(a)(b)	EUR100	112,288
Vodafone International Financing DAC, 3.38%, 07/03/33(a)	EUR100	117,912
		2,045,901

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States — 21.1%
Alphabet, Inc., 3.38%, 05/06/37	EUR100	$115,395
American Tower Corp., 1.00%, 01/15/32	EUR100	103,722
AT&T, Inc., 1.60%, 05/19/28	EUR100	116,056
Bank of America Corp., 4.13%, 06/12/28(a)	EUR100	122,614
Baxter International, Inc., 1.30%, 05/15/29	EUR100	111,947
Becton Dickinson Euro Finance SARL, 0.33%, 08/13/28	EUR100	112,100
Berkshire Hathaway Finance Corp., 2.00%, 03/18/34	EUR100	107,529
Booking Holdings, Inc., 3.75%, 03/01/36	EUR100	117,947
Bristol-Myers Squibb Co., 1.75%, 05/15/35	EUR100	102,260
Chubb INA Holdings LLC, 1.40%, 06/15/31	EUR100	108,932
Citigroup, Inc., 4.11%, 09/22/33(a)(b)	EUR100	123,292
CNH Industrial NV, 3.75%, 06/11/31(a)	EUR100	121,051
Coca-Cola Co. (The), 1.00%, 03/09/41	EUR100	79,607
Comcast Corp., 0.75%, 02/20/32	EUR100	102,429
Digital Intrepid Holding BV, 1.38%, 07/18/32(a)	EUR100	102,770
Fiserv Funding ULC, 3.50%, 06/15/32	EUR100	116,915
Ford Motor Credit Co. LLC, 4.17%, 11/21/28	EUR100	121,626
General Electric Co., 4.13%, 09/19/35(a)	EUR75	92,912
Illinois Tool Works, Inc., 3.25%, 05/17/28	EUR100	120,395
International Business Machines Corp., 1.20%, 02/11/40	EUR100	82,913
Johnson & Johnson, 3.35%, 02/26/37	EUR100	116,491
JPMorgan Chase & Co.
0.60%, 02/17/33, (3-mo. EURIBOR + 0.65%)(a)(b)	EUR110	111,522
1.96%, 03/23/30, (3-mo. EURIBOR + 1.13%)(a)(b)	EUR100	115,506
Linde PLC, 1.63%, 03/31/35(a)	EUR100	101,563
McDonald's Corp., 0.88%, 10/04/33(a)	EUR100	98,957
Medtronic Global Holdings SCA, 2.25%, 03/07/39	EUR100	99,117
Merck & Co., Inc., 1.38%, 11/02/36	EUR100	95,842
Morgan Stanley, 3.96%, 03/21/35(b)	EUR100	120,851
Nestle Finance International Ltd.
0.88%, 06/14/41(a)	EUR50	39,211
Security	Par (000)	Value
United States (continued)
3.25%, 01/23/37(a)	EUR70	$80,332
Pfizer Netherlands International Finance BV, 2.88%, 05/19/29	EUR100	119,305
Prologis Euro Finance LLC, 3.88%, 01/31/30	EUR100	122,394
Robert Bosch Finance LLC, 2.75%, 05/28/28(a)	EUR100	118,868
Schneider Electric SE, 1.50%, 01/15/28(a)	EUR100	116,527
Stellantis NV, 2.75%, 04/01/32(a)	EUR100	111,473
Stryker Corp., 3.38%, 09/11/32	EUR100	119,489
Thermo Fisher Scientific, Inc., 0.88%, 10/01/31	EUR100	105,349
T-Mobile USA, Inc., 3.55%, 05/08/29	EUR100	121,365
Toyota Motor Credit Corp., 0.13%, 11/05/27(a)	EUR100	113,762
Verizon Communications, Inc.
0.75%, 03/22/32	EUR100	101,855
4.25%, 10/31/30	EUR100	124,539
Visa, Inc., 2.25%, 05/15/28	EUR100	117,845
Wells Fargo & Co., 3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR100	121,914
		4,676,489
Total Investments — 97.3% (Cost: $20,957,694)		21,554,439
Other Assets Less Liabilities — 2.7%		598,769
Net Assets — 100.0%		$22,153,208

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 11/04/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$—	$0 (c)	$—	$—	$—	—	$172	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	305,000	USD	358,702	HSBC Bank PLC	02/03/26	$2,830
USD	22,371,718	EUR	18,711,000	HSBC Bank PLC	03/03/26	163,322
						166,152

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Pur- chased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	18,711,000	USD	22,342,244	HSBC Bank PLC	02/03/26	$(163,168)
USD	22,372,067	EUR	19,006,000	Bank of America N.A.	02/03/26	(156,687)
USD	11,734	EUR	10,000	Societe Generale	02/03/26	(119)
EUR	100,000	USD	119,122	HSBC Bank PLC	03/03/26	(431)
						(320,405)
						$(154,253)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,554,439	$—	$21,554,439
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$166,152	$—	$166,152
Liabilities
Foreign Currency Exchange Contracts	—	(320,405)	—	(320,405)
	$—	$(154,253)	$—	$(154,253)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
EURIBOR	Euro Interbank Offered Rate